INVESTMENT PROPERTIES - Amounts recognized in the statement of income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENT PROPERTIES
Income from rentals	$ 228,325	$ 157,511	$ 139,021
Operating expenses due to:
Investment properties that generated income through rentals	28,813	21,267	15,331
Investment properties that did not generate income through rentals	$ 10,378	$ 19,021	$ 10,050